Net Income (Loss) from Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Mar. 31, 2018
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Net Income (Loss) from Financial Assets at Fair Value through Profit or Loss
29	NET INCOME (LOSS) FROM FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

Net income (loss) from financial assets at fair value through profit or loss for the fiscal years ended March 31, 2018, 2017 and 2016 consisted of the following:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
Net income (loss) from debt instruments	¥(1,775)	¥428	¥11,311
Net income from equity instruments	1,108	1,590	949

Total net income (loss) from financial assets at fair value through profit or loss	¥(667)	¥2,018	¥12,260